Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (4,068)	$ 441	$ (1,065)
Gain on sale of businesses	(15)	(778)
Depreciation and amortization	683	717	816
Deferred income taxes	(166)	46	(110)
Stock-based compensation expense	108	128	150
Goodwill impairment charges	4,350	697	1,817
Intangible asset impairment charges	142	21	65
Net (gains) losses on investments and notes receivable	(37)	(27)	12
Contingent consideration (income) expense	(6)	7	2
Payment of contingent consideration in excess of amounts established in purchase accounting	(8)
Other, net	(7)	(7)	11
Trade accounts receivable	37	42	52
Inventories	66	(54)	(5)
Other assets	(68)	(60)	132
Accounts payable and accrued expenses	(131)	(271)	(1,148)
Other liabilities	380	106	(404)
Cash provided by operating activities	1,260	1,008	325
Investing Activities
Purchases of property, plant and equipment	(226)	(304)	(272)
Proceeds on disposals	16	16	5
Payments for acquisitions of businesses, net of cash acquired	(366)	(370)	(199)
Proceeds from business divestitures, net of costs	10	1,440
Payments for investments and acquisitions of certain technologies	(22)	(11)	(6)
Proceeds from investments and collections of notes receivable	9	5	4
Cash (used for) provided by investing activities	(579)	776	(468)
Financing Activities
Proceeds from long-term borrowings, net of debt issuance costs			973
Payments on long-term borrowings	(10)	(1,250)	(1,500)
Proceeds from borrowings on credit facilities	371	565	200
Payments of contingent consideration amounts previously established in purchase accounting	(146)	(7)	(12)
Payments on borrowings from credit facilities	(380)	(565)	(200)
Payments for acquisitions of treasury stock	(600)	(492)
Proceeds from issuances of shares of common stock	21	21	31
Cash used for financing activities	(744)	(1,728)	(508)
Effect of foreign exchange rates on cash	3	(2)
Net increase (decrease) in cash and cash equivalents	(60)	54	(651)
Cash and cash equivalents at beginning of period	267	213	864
Cash and cash equivalents at end of period	207	267	213
Supplemental Information
Cash paid (received) for income taxes, net	97	138	(286)
Cash paid for interest	255	277	328
Fair value of contingent consideration recorded	$ 465	$ 287	$ 69